Additional Information - Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Additional Information - Condensed Financial Statements of the Company

26.  Additional Information - Condensed Financial Statements of the Company

The condensed financial statements of Phoenix New Media Limited have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the balance sheets as “Investments using equity accounting”, and the profit of subsidiaries and VIEs is presented as “Share of profit of investments using equity accounting, net of impairments” in the statement of comprehensive income/(loss).

 As of December 31, 2019 and 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Phoenix New Media Limited

Condensed Financial Information of the Company

Balance Sheets

(Amounts in thousands, except for number of shares and per share data)

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	7,681	24,932	3,821
Amounts due from subsidiaries and VIEs	1,021,268	867,801	132,996
Prepayments and other current assets	3,300	968	148
Total current assets	1,032,249	893,701	136,965
Non-current assets:
Investments using equity accounting	1,020,099	975,487	149,500
Available-for-sale debt investments	2,012,537	36,662	5,619
Total non-current assets	3,032,636	1,012,149	155,119
Total assets	4,064,885	1,905,850	292,084
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to related parties	13	—	—
Amounts due to subsidiaries and VIEs	8,489	16,429	2,518
Deposits in relation to disposal of investment in Particle	355,212	—	—
Taxes payable	141,016	225,960	34,630
Accrued expenses and other current liabilities	37,575	27,717	4,247
Total current liabilities	542,305	270,106	41,395
Non-current liabilities
Deferred tax liabilities	190,829	—	—
Total non-current liabilities	190,829	—	—
Total liabilities	733,134	270,106	41,395
Shareholders’ equity:
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 264,998,965 and 264,998,965 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	17,499	17,499	2,682
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	22,053	22,053	3,380
Additional paid-in capital	1,611,484	1,620,580	248,365
Statutory reserves	88,583	92,017	14,102
Retained earnings/(accumulated deficits)	186,324	(88,191)	(13,516)
Accumulated other comprehensive income/(loss)	1,405,808	(28,214)	(4,324)
Total shareholders’ equity	3,331,751	1,635,744	250,689
Total liabilities and shareholders’ equity	4,064,885	1,905,850	292,084

Phoenix New Media Limited

Condensed Financial Information of the Company

Statements of Comprehensive Income/(Loss)

(Amounts in thousands)

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(8,209)	(40,621)	(39,303)	(6,023)
Total operating expenses	(8,209)	(40,621)	(39,303)	(6,023)
Loss from operations	(8,209)	(40,621)	(39,303)	(6,023)
Other income/(loss):
Net interest income/(expense)	326	(2,714)	1	—
Foreign currency exchange (loss)/gain	(11,599)	(3,877)	17,010	2,607
Income from equity method investments, net of impairments	—	—	6,013	922
Gain on disposal of convertible loans due from a related party	10,565	—	—	—
Gain on disposal of available-for-sale debt investments	—	1,001,181	477,254	73,142
Changes in fair value of loan related to co-sale of Particle shares	—	—	(24,535)	(3,760)
Changes in fair value of forward contract in relation to disposal of investments in Particle	—	4,441	16,085	2,465
Others, net	8,230	2,701	5,580	855
Share of loss of investments using equity accounting, net of impairments	(62,535)	(233,282)	(77,736)	(11,914)
Net (loss)/income	(63,222)	727,829	380,369	58,294
Other comprehensive income/(loss)	618,114	217,450	(1,434,022)	(219,773)
Comprehensive income/(loss)	554,892	945,279	(1,053,653)	(161,479)

Phoenix New Media Limited

Condensed Financial Information of the Company

Statements of Cash Flows

(Amounts in thousands)

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net cash used in operating activities	(9,113)	(46,388)	(113,573)	(17,405)
Cash flows from investing activities:
Placement of term deposits and short term investments	(120,220)	(673,350)	—	—
Maturity of term deposits and short term investments	27,781	788,056	—	—
Proceeds from disposal of convertible loans due from a related party	111,957	—	—	—
Net proceeds from disposal of available-for-sale debt investments	—	1,403,046	695,937	106,657
Deposits received from proposed buyers of investments in Particle	—	357,974	—	—
Net cash provided by investing activities	19,518	1,875,726	695,937	106,657
Cash flows from financing activities:
Proceeds from/(repayment of) short-term bank loans	250,492	(267,886)	—	—
(Payment to)/repayment from subsidiaries and VIEs	(279,607)	(877,312)	72,262	11,074
Proceeds from exercise of stock options	3,677	511	—	—
Dividends paid to shareholders	—	(703,145)	(637,375)	(97,682)
Net cash used in financing activities	(25,438)	(1,847,832)	(565,113)	(86,608)
Net (decrease)/increase in cash and cash equivalents	(15,033)	(18,494)	17,251	2,644
Cash and cash equivalents at the beginning of the year	41,208	26,175	7,681	1,177
Cash and cash equivalents at the end of the year	26,175	7,681	24,932	3,821